9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Related Party Liabilities

Related party liabilities

		Years ended
	Services / Advances	December 31, 2023		December 31, 2022		December 31, 2021		As at December 31, 2023		As at December 31, 2022
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services		$111,700		$135,135		$94,200		$47,277		$64,632
Paul W. Kuhn (c)	Consulting and share-based payment		$150,000		$165,884		$150,000	$	Nil		$28,916
Mark T. Brown (e)	Expense reimbursement	$	Nil	$	Nil	$	Nil		$465	$	Nil
Paul L. Nelles (b)	Salaries and share-based payment	$	Nil		$12,460	$	Nil	$	Nil		$14,458
TOTAL:			$261,700		$313,479		$244,200		$47,742		$108,006
								Amounts due from:
Paul W. Kuhn (c)	Consulting services	$	Nil	$	Nil	$	Nil		$72,084 (d)		$22,323 (d)